Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Schedule of Information Related to VIE's

	December 31, 2016	June 30, 2017
	US$	US$
	(Audited)	(Unaudited)
Current assets	143,994,102	149,306,353
Non-current assets	10,184	62,117

Total assets	144,004,286	149,368,470

Current liabilities	109,607,206	115,503,856
Non-current liabilities	—	—

Total liabilities	109,607,206	115,503,856

	Six months ended June 30,
	2016	2017
	US$	US$
	(Unaudited)	(Unaudited)
Revenue	97,735,245	—
Cost of revenue	(69,973,777)	—
Net income/(loss)	2,432,349	(1,338,996)
Net cash provided/(used in) by operating activities	17,690,147	(5,763,624)
Net cash used in investing activities	(4,627,334)	—
Net cash provided/(used in) by financing activities	20,839,240	(3,036,391)

Schedule Of Foreign Currency Translation
	June 30, 2016	December 31, 2016	June 30, 2017
	(Unaudited)	(Audited)	(Unaudited)
Period end RMB: US$ exchange rate	6.6312	6.9370	6.7744
Period average RMB: US$ exchange rate	6.5309	6.6401	6.8709